Employee Future Benefits - Components of AOCI and Regulatory Assets and Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Regulatory assets	CAD 2,933	CAD 2,532
Regulatory liabilities (Note 8 (ii))	(2,183)	(1,638)
Defined Benefit Pension Plans
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax [Abstract]
Unamortized net actuarial losses	19	16
Unamortized past service costs	1	1
Income tax recovery	(5)	(5)
Accumulated other comprehensive loss (Note 20)	15	12
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses	479	513
Past service credits	(11)	0
Amount deferred due to actions of regulators	12	23
Net regulatory assets	480	536
Regulatory assets	480	536
Regulatory liabilities (Note 8 (ii))	0	0
OPEB Plans
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax [Abstract]
Unamortized net actuarial losses	0	4
Unamortized past service costs	2	0
Income tax recovery	(1)	(1)
Accumulated other comprehensive loss (Note 20)	1	3
Pension and Other Postretirement Benefit Plans, Net Regulatory Assets [Abstract]
Net actuarial losses	53	41
Past service credits	(31)	(33)
Amount deferred due to actions of regulators	32	39
Net regulatory assets	54	47
Regulatory assets	96	91
Regulatory liabilities (Note 8 (ii))	CAD (42)	CAD (44)